Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Fixed and variable wages, social charges and benefits expensed in the year	$ 5,105,000	$ 2,689,000	$ 2,574,000
Share-based payment expense for the year	2,763,000	4,144,000	2,903,000
Board members fees to non-executive members	214,000	199,000	199,000
Total compensation expense for key management personnel	8,082,000	$ 7,032,000	$ 5,676,000
Key management personnel
Disclosure of transactions between related parties [line items]
Total compensation expense for key management personnel	$ 20,000